Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Software and IT Services Portfolio
May 31, 2023
SOF-NPRT1-0723
1.802189.119
Common Stocks - 94.6%
	Shares	Value ($)
Entertainment - 1.5%
Interactive Home Entertainment - 1.5%
Activision Blizzard, Inc.	814,900	65,354,980
Electronic Arts, Inc.	655,500	83,904,000
		149,258,980
Financial Services - 13.3%
Transaction & Payment Processing Services - 13.3%
AvidXchange Holdings, Inc. (a)	36,300	351,747
Block, Inc. Class A (a)	1,403,800	84,775,482
Fidelity National Information Services, Inc.	611,200	33,353,184
Fiserv, Inc. (a)	272,400	30,560,556
FleetCor Technologies, Inc. (a)	153,200	34,707,460
Global Payments, Inc.	1,149,470	112,291,724
MasterCard, Inc. Class A	1,037,400	378,671,748
PayPal Holdings, Inc. (a)	2,706,500	167,775,935
Toast, Inc. (a)	319,000	6,689,430
Visa, Inc. Class A	2,026,120	447,833,304
WEX, Inc. (a)	86,100	14,279,685
		1,311,290,255
Ground Transportation - 0.2%
Passenger Ground Transportation - 0.2%
Uber Technologies, Inc. (a)	566,500	21,487,345
Interactive Media & Services - 3.7%
Interactive Media & Services - 3.7%
Alphabet, Inc. Class A (a)	2,434,900	299,176,163
Meta Platforms, Inc. Class A (a)	251,500	66,577,080
		365,753,243
IT Services - 14.7%
Internet Services & Infrastructure - 6.3%
Akamai Technologies, Inc. (a)	1,122,900	103,441,548
Cloudflare, Inc. (a)	480,549	33,234,769
GoDaddy, Inc. (a)	1,449,500	106,364,310
MongoDB, Inc. Class A (a)	530,100	155,738,079
Snowflake, Inc. (a)	617,536	102,115,753
Twilio, Inc. Class A (a)	1,442,929	100,456,717
Wix.com Ltd. (a)	327,100	24,931,562
		626,282,738
IT Consulting & Other Services - 8.4%
Accenture PLC Class A	733,700	224,453,504
Capgemini SA	691,100	120,263,093
Cognizant Technology Solutions Corp. Class A	3,294,200	205,854,558
DXC Technology Co. (a)	707,800	17,716,234
EPAM Systems, Inc. (a)	122,836	31,522,174
Gartner, Inc. (a)	197,300	67,646,278
IBM Corp.	1,241,200	159,605,908
Kyndryl Holdings, Inc. (a)	165,700	2,081,192
		829,142,941
TOTAL IT SERVICES		1,455,425,679
Media - 0.2%
Publishing - 0.2%
The New York Times Co. Class A	460,800	16,321,536
Professional Services - 0.8%
Data Processing & Outsourced Services - 0.2%
ExlService Holdings, Inc. (a)	153,900	23,229,666
Human Resource & Employment Services - 0.6%
Ceridian HCM Holding, Inc. (a)	952,542	58,914,723
TOTAL PROFESSIONAL SERVICES		82,144,389
Software - 60.2%
Application Software - 28.5%
Adobe, Inc. (a)	1,454,100	607,508,439
Alteryx, Inc. Class A (a)	289,700	11,280,918
Amplitude, Inc. (a)	1,522,429	14,828,458
Aspen Technology, Inc. (a)	180,862	29,646,899
Atlassian Corp. PLC (a)	699,585	126,477,972
Autodesk, Inc. (a)	1,125,000	224,313,750
Bill Holdings, Inc. (a)	223,300	23,129,414
Blackbaud, Inc. (a)	623,800	45,761,968
BlackLine, Inc. (a)	176,946	9,213,578
Braze, Inc. (a)	228	7,549
Confluent, Inc. (a)	600,385	19,056,220
Constellation Software, Inc.	25,200	51,384,053
Datadog, Inc. Class A (a)	786,932	74,687,716
DocuSign, Inc. (a)	129,800	7,320,720
Elastic NV (a)	1,117,759	81,395,210
Everbridge, Inc. (a)	596,332	14,323,895
Five9, Inc. (a)	1,044,752	69,068,555
HubSpot, Inc. (a)	285,200	147,730,748
Intuit, Inc.	369,000	154,655,280
Lumine Group, Inc. (a)	75,609	1,113,945
Momentive Global, Inc. (a)	850,700	8,039,115
New Relic, Inc. (a)	342,000	24,093,900
PTC, Inc. (a)	830,000	111,552,000
Qualtrics International, Inc. (a)	1,579,815	28,563,055
RingCentral, Inc. (a)	798,200	27,697,540
Salesforce, Inc. (a)	2,856,084	637,992,044
SAP SE	46,300	6,071,122
Workday, Inc. Class A (a)	931,100	197,383,889
Workiva, Inc. (a)	373,452	36,172,561
Zoom Video Communications, Inc. Class A (a)	444,400	29,832,572
		2,820,303,085
Systems Software - 31.7%
Crowdstrike Holdings, Inc. (a)	283,886	45,458,665
Gen Digital, Inc.	5,010,500	87,884,170
Microsoft Corp.	7,417,102	2,435,702,127
Oracle Corp.	2,364,027	250,445,020
Palo Alto Networks, Inc. (a)	1,096,700	234,024,813
Tenable Holdings, Inc. (a)	2,129,900	87,304,601
Zuora, Inc. (a)	76,502	825,457
		3,141,644,853
TOTAL SOFTWARE		5,961,947,938
TOTAL COMMON STOCKS (Cost $4,735,923,890)		9,363,629,365

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (b) (Cost $410,905,391)	410,823,227	410,905,391

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $5,146,829,281)	9,774,534,756
NET OTHER ASSETS (LIABILITIES) - 1.2%	120,844,282
NET ASSETS - 100.0%	9,895,379,038

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	182,356,223	454,848,310	226,299,142	2,197,314	-	-	410,905,391	1.0%
Fidelity Securities Lending Cash Central Fund 5.14%	102,925	337,311	440,236	4	-	-	-	0.0%
Total	182,459,148	455,185,621	226,739,378	2,197,318	-	-	410,905,391

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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